NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of the loan active

	2023	2022
Current Portion:
Notes and loans payable	$719,563	$719,563
Total Current Portion	719,563	719,563
Long term Portion:
Notes and loans payable	2,746,075	2,782,784
Total Long-term Portion	2,746,075	2,782,784
	$3,465,638	$3,502,347

	2022	2021
Current Portion:
Notes and loans payable	$719,563	$127,615
Total Current Portion	719,563	127,615
Long term Portion:
Notes and loans payable	2,782,784	780,845
Total Long-term Portion	2,782,784	780,845
	$3,502,347	$908,460